UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.7%
Information Technology - 32.6%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)(b)	76,240	$5,079,109
Palo Alto Networks, Inc. (a)	33,870	5,109,967

		10,189,076

Internet Software & Services - 11.4%
Alphabet, Inc.-Class A (a)	11,544	8,171,767
Alphabet, Inc.-Class C (a)	37,526	26,005,893
CoStar Group, Inc. (a)	25,150	4,962,346
Facebook, Inc.-Class A (a)	318,370	37,433,945

		76,573,951

IT Services - 6.5%
Cognizant Technology Solutions Corp.-Class A (a)	152,490	8,900,841
Vantiv, Inc.-Class A (a)	116,690	6,364,273
Visa, Inc.-Class A	362,708	28,015,566

		43,280,680

Semiconductors & Semiconductor Equipment - 3.5%
NVIDIA Corp.	377,490	13,412,219
Xilinx, Inc.	225,160	9,699,893

		23,112,112

Software - 6.4%
Adobe Systems, Inc. (a)	108,390	10,212,506
ANSYS, Inc. (a)	40,200	3,648,954
Aspen Technology, Inc. (a)	103,771	3,946,411
HubSpot, Inc. (a)	107,400	4,756,746
Microsoft Corp.	157,549	7,856,969
ServiceNow, Inc. (a)	78,002	5,575,583
Ultimate Software Group, Inc. (The) (a)	36,360	7,148,012

		43,145,181

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	238,100	22,319,494

		218,620,494

Consumer Discretionary - 27.4%
Hotels, Restaurants & Leisure - 3.7%
Planet Fitness, Inc. (a)(b)	224,650	3,450,624
Starbucks Corp.	379,130	21,318,480

		24,769,104

Internet & Catalog Retail - 2.6%
Priceline Group, Inc. (The) (a)	13,345	17,931,143

Media - 6.7%
AMC Networks, Inc.-Class A (a)	160,962	10,499,551
Comcast Corp.-Class A	294,960	17,921,769

Company	Shares	U.S. $ Value
Walt Disney Co. (The)	161,560	$16,682,686

		45,104,006

Multiline Retail - 2.0%
Dollar Tree, Inc. (a)	167,280	13,333,889

Specialty Retail - 9.4%
Five Below, Inc. (a)(b)	262,140	10,931,238
Home Depot, Inc. (The)	191,240	25,605,123
L Brands, Inc.	54,260	4,248,015
O’Reilly Automotive, Inc. (a)	17,600	4,623,168
Tractor Supply Co.	100,860	9,547,408
Ulta Salon Cosmetics & Fragrance, Inc. (a)	38,270	7,970,876

		62,925,828

Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc.-Class B	339,380	20,003,057

		184,067,027

Health Care - 18.5%
Biotechnology - 8.0%
Alexion Pharmaceuticals, Inc. (a)	104,540	14,560,331
Biogen, Inc. (a)	90,154	24,791,448
Gilead Sciences, Inc.	158,103	13,946,266

		53,298,045

Health Care Equipment & Supplies - 5.0%
Align Technology, Inc. (a)	108,956	7,865,534
DexCom, Inc. (a)	65,190	4,196,932
Edwards Lifesciences Corp. (a)	40,600	4,312,126
Intuitive Surgical, Inc. (a)	27,231	17,056,409

		33,431,001

Health Care Providers & Services - 5.1%
Premier, Inc.-Class A (a)	308,081	10,416,219
UnitedHealth Group, Inc.	182,250	23,998,680

		34,414,899

Pharmaceuticals - 0.4%
Intersect ENT, Inc. (a)	134,380	2,694,319

		123,838,264

Consumer Staples - 9.3%
Beverages - 2.2%
Monster Beverage Corp. (a)	102,116	14,727,170

Food & Staples Retailing - 5.4%
Costco Wholesale Corp.	94,850	14,050,130
CVS Health Corp.	220,680	22,178,340

		36,228,470

Personal Products - 1.7%
Estee Lauder Cos., Inc. (The)-Class A	120,270	11,530,285

Company	Shares	U.S. $ Value
		$62,485,925

Industrials - 7.2%
Aerospace & Defense - 1.9%
Hexcel Corp.	83,560	3,782,761
Rockwell Collins, Inc.	104,930	9,253,777

		13,036,538

Airlines - 1.4%
Spirit Airlines, Inc. (a)	210,630	9,252,976

Electrical Equipment - 1.2%
Acuity Brands, Inc.	34,090	8,314,210

Industrial Conglomerates - 1.6%
Danaher Corp.	108,650	10,511,887

Professional Services - 1.1%
Robert Half International, Inc.	182,850	7,004,984

		48,120,595

Financials - 0.7%
Capital Markets - 0.7%
Virtu Financial, Inc.-Class A	240,711	5,018,824

Total Common Stocks (cost $501,071,176)		642,151,129

SHORT-TERM INVESTMENTS - 4.8%
Investment Companies - 4.8%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.36% (c)(d) (cost $32,187,803)	32,187,803	32,187,803

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $533,258,979)		674,338,932

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
Investment Companies - 1.5%
AB Exchange Reserves-Class I, 0.32% (c)(d) (cost $9,708,924)	9,708,924	9,708,924

Total Investments - 102.0% (cost $542,967,903) (e)		684,047,856
Other assets less liabilities - (2.0)%		(13,374,115)

Net Assets - 100.0%		$670,673,741

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $150,166,876 and gross unrealized depreciation of investments was $(9,086,923), resulting in net unrealized appreciation of $141,079,953.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Growth Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$642,151,129		$	– 0	–	$	– 0	–	$642,151,129
Short-Term Investments	32,187,803			– 0	–		– 0	–	32,187,803
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,708,924			– 0	–		– 0	–	9,708,924

Total Investments in Securities	684,047,856			– 0	–		– 0	–	684,047,856
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$684,047,856		$	– 0	–	$	– 0	–	$684,047,856

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value April 30, 2016 (000)	Income (000)		Realized Gains (000)
AB Fixed Income Shares, Inc. - Government STIF Portfolio	$53,690	$136,821	$158,323	$	– 0	–	$	– 0	–	$32,188	$46		$	– 0	–
AB Exchange Reserves - Class I	14,652	90,779	95,722		– 0	–		– 0	–	9,709	– 0	–		– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 24, 2016